Malizia Spidi & Fisch, PC
ATTORNEYS AT LAW

1227 25th Street, N.W.
Suite 200 West
Washington, D.C.  20037
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John J. Spidi                               writer's direct dial number
spidilaw@aol.com                               (202) 434-4670

VIA EDGAR

September 10, 2010

Matt S. McNair, Esq.
Attorney Advisor
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:         Sun Bancorp, Inc.
Preliminary Proxy Materials filed August 26, 2010
File No. 000-20957

Dear Mr. McNair:

On behalf of Sun Bancorp, Inc. (the “Company”), we hereby submit the following responses to the staff’s comment letter dated September 1, 2010, with respect to the above-referenced filing.  For ease of reference, we have keyed our responses to the captions and paragraph numbering used in your comment letter.

Preliminary Proxy Statement on Schedule 14A

General

1.
We note that you have not included financial information in your proxy statement.  Please revise to include the information required by Item 13(a) of Schedule 14A, or tell us why you believe such information is not required.  Refer to Note A to Schedule 14A and Instruction 1 to Item 13 of Schedule 14A.

Response

The preliminary proxy statement has been revised to include the financial statements required by Item 13(a) of Schedule 14A.  Please see pages 42 through 44 of the revised preliminary proxy statement filed herewith.

Matt S. McNair, Esq.
Attorney Advisor
September 10, 2010

       We hereby acknowledge that (i) the Company is responsible for the adequacy and accuracy of the disclosure in the filing; (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.  The staff’s other closing comments have been duly noted.

If you have any additional comments or questions, please direct such inquiries to the undersigned of this office.  Thank you for your prompt attention to this matter.

Sincerely,

                          /s/ John J. Spidi

John J. Spidi

cc:          Eric Envall, Esq.
Mr. Thomas X. Geisel, President and CEO